Pension schemes - Schedule of defined benefit pension scheme (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans
Service cost	£ 19	£ 24	£ 24
Settlement and past service credits			(13)
Defined benefit pension expense	19	24	11
Net interest on net defined benefit obligation	5	9	10
Net defined benefit pension expense	24	33	21
United Kingdom
Disclosure of defined benefit plans
Service cost	16	21	21
Defined benefit pension expense	16	21	21
Net interest on net defined benefit obligation	4	8	9
Net defined benefit pension expense	20	29	30
United States
Disclosure of defined benefit plans
Service cost	3	3	3
Settlement and past service credits			(13)
Defined benefit pension expense	3	3	(10)
Net interest on net defined benefit obligation	1	1	1
Net defined benefit pension expense	£ 4	£ 4	£ (9)